Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	PACIFIC SELECT FUND
Central Index Key	0000813900
Amendment Flag	false
Document Creation Date	Apr. 27, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	May 01, 2018